Transactions with Related Parties - Balance Sheet (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Due to Related Party	$ (903)	$ 0
Due from Related Party	28,970	20,939
Advances for vessels/rigs under construction for the period	1,889,230	2,072,699	1,182,600
Additional paid in capital	(3,081,993)	(3,062,444)
Current Assets	711,685	1,065,110
Non-current Assets	434,395	679,386
Cardiff [Member]
Due to Related Party	(903)	0
Additional paid in capital	(5,694)	0
TMS Bulkers [Member]
Due from Related Party	24,267	0
TMS Tankers [Member]
Due from Related Party	4,483	0
Cardiff Marine [Member]
Due from Related Party	0	20,939
Sigma and Blue Fin pool [Member]
Due from Related Party	220	0
Current Assets	2,634	0
Non-current Assets	400	0
Cardiff/TMS Tankers [Member]
Vessels and rigs, net	8,138	430
Cardiff/TMS Bulkers/TMS Tankers [Member]
Advances for vessels/rigs under construction for the period	6,929	5,321
Vivid [Member]
Additional paid in capital	$ (4,240)	$ (1,700)